Equipment Lease Obligations - Schedule of Future Minimum Lease Payments for Equipment Lease Obligations (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
2016	$ 768	$ 483
2017	669	720
2018		588
2019		0
2020		0
Total minimum lease payments	1,437	1,791
Amount representing interest at 4.8% - 6.3%	81	136
Present value of payments	1,356	1,655
Less: current portion	707	409	$ 389
Total equipment financing obligations, net of current portion	649	1,246
Present value of payments	$ 1,356	$ 1,655